Fair value measurement - Schedule of Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,598,181	€ 1,414,231
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	670,986	682,642
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	927,195	731,589
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	109,688	105,632
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	19,441	4,576
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,469,052	1,304,023
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	19,441	4,576
Derivative financial instruments | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	19,441	4,576
Derivative financial instruments | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	19,441	4,576
Derivative financial instruments | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	128,144	162,123
Non-current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	128,144	162,123
Non-current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	128,144	162,123
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	96,653	84,066
Current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	96,653	84,066
Current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	96,653	84,066
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	109,688	105,632
Other non-current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	109,688	105,632
Other non-current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	109,688	105,632
Other non-current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	317,060	326,245
Trade payables and customer advances | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	317,060	326,245
Trade payables and customer advances | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	317,060	326,245
Lease liabilities – Current / Non-current
Disclosure of financial liabilities [line items]
Financial liabilities	927,195	731,589
Lease liabilities – Current / Non-current | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	927,195	731,589
Lease liabilities – Current / Non-current | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 927,195	€ 731,589